Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transaction [Abstract]
Trade Receivables Due from Related Parties
Trade receivables consisted of receivables due from the following related parties:
(In millions of €)	December 31, 2021	December 31, 2020
JGC Corporation	41.7	30.9
CTEP France	31.9	—
TKJV	8.5	—
TTSJV WLL	4.6	12.1
TPIT Dar & Engineering	4.1	2.6
Novarctic	2.1	7.0
Others	11.4	7.4
TOTAL TRADE RECEIVABLES	104.3	60.0

Trade Payables Due to Related Parties
Trade payables consisted of payables due to the following related parties:
(In millions of €)	December 31, 2021	December 31, 2020
CTEP Japan	6.3	—
Chiyoda	3.4	11.6
TTSJV WLL	1.7	—
Saipem	—	12.7
Suez Group S.A.(1)	—	6.1
Others	2.9	3.3
TOTAL TRADE PAYABLES	14.3	33.7
(1) Prior to March 2020 Ms. Debon held various positions with Suez Group, the latest of which was Deputy Chief Executive Officer of the Suez Group. Following her departure from the Suez Group, the Suez Group is no longer a related party.

Revenue Transactions between Related Parties
Revenue consisted of amounts with the following related parties:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
CTEP France	106.9	—	—
JGC Corporation	40.6	42.5	98.3
TTSJV WLL	25.6	41.7	113.9
SASOL	16.1	—	—
Nipigas	13.9	—	—
Novarctic	9.3	8.5	—
TKJV	7.9	—	—
Others	19.4	1.3	15.5
TOTAL REVENUE	239.7	94.0	227.7

Expenses with Related Parties
Expenses consisted of amounts with the following related parties:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
CTEP France	(61.1)	—	—
CTEP Japan	(62.4)	—	—
TTSJV WLL	(6.3)	—	—
Sofresid	(6.9)	—	—
Saipem	(5.3)	(15.9)	—
JGC Corporation	—	(0.4)	(18.6)
Chiyoda	(6.2)	(1.2)	(22.4)
Others	(6.6)	(2.0)	(5.3)
TOTAL EXPENSES	(154.8)	(19.5)	(46.3)

Transactions with Related Parties and Equity Affiliates
Due from TechnipFMC consisted of:
(In millions of €)	December 31, 2021	December 31, 2020
Trade receivables	87.7	65.2
Trade payables	63.2	73.5
Loans due from TechnipFMC	—	56.6
Loans due to TechnipFMC	3.9	3.7
TOTAL NET ASSETS DUE FROM TECHNIPFMC	20.6	44.6
Related party revenue and operating expenses with TechnipFMC in the consolidated statement of income consisted of:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Revenue	38.2	47.4	48.4
Expenses	22.7	(23.4)	(24.3)

Key Management Remuneration
Key management remuneration is as follows:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Salaries, bonuses and fringe benefits	5.9	0.4	0.5
Taxable benefits	0.1	—	—
Annual Incentives	1.3	0.5	1.2
Long-term incentive awards	9.5	0.2	1.6
Pension related benefits	0.1	0.1	0.1
TOTAL	16.9	1.2	3.4